UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08134
Investment Company Act File Number
Eaton Vance Municipals Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
January 31
Date of Fiscal Year End
October 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance High Yield Municipal Income Fund
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

Eaton Vance
High Yield Municipal Income Fund
October 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 113.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Cogeneration — 1.5%
Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,000	$7,049,000
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	900	506,970
Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	1,400	1,378,104
Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	465	422,894

		$9,356,968

Education — 6.3%
California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$12,000	$12,158,640
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(2)	800	350,000
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(3)	12,625	14,283,925
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	10,725,800
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,935	2,087,439

		$39,605,804

Electric Utilities — 3.4%
Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	$3,570	$965,435
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	5,920	6,334,222
Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	7,530	7,513,660
Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	3,965	3,965,119
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,420	2,300,912

		$21,079,348

Escrowed/Prerefunded — 0.4%
Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$3,500	$2,505,650

		$2,505,650

General Obligations — 5.4%
California, 5.25%, 10/1/29	$810	$857,142
California, 5.25%, 10/1/32	5,060	5,276,315
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(1)	6,480	6,990,754
Washington, 5.00%, 2/1/33(4)	5,000	5,365,100
Washington, 5.25%, 2/1/36(1)	10,000	11,027,000
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	3,855	4,228,241

		$33,744,552

Health Care-Miscellaneous — 1.5%
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$1,940	$1,666,731
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(5)	593	593,022
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(5)	552	551,886
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(5)	464	464,213
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(5)	87	87,076
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(5)	198	197,907
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(5)	547	548,234

1

	Principal
	Amount
Security	(000’s omitted)	Value
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(5)	$230	$230,210
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 12/1/36(5)	460	459,473
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(5)	138	138,126
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(5)	306	305,797
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(5)	253	252,915
Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	4,255	3,702,446

		$9,198,036

Hospital — 15.4%
California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	$9,780	$9,789,389
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	8,300	7,153,355
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,640	1,553,998
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	905	808,907
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	875	747,758
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	6,555	6,447,629
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	6,340	7,048,558
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,468,233
Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	12,870	2,346,330
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,130,694
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	4,485	4,333,362
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	4,500	4,381,875
Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 4.75%, 3/1/31	1,450	1,273,535
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	7,470	7,798,456
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,190	3,210,161
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,000	2,000,440
Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,560	2,423,270
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,120,231
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	5,735	5,412,062
Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare Project), 4.75%, 12/1/36	14,735	13,102,804
Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,800	2,609,264
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	5,650	5,183,875

		$96,344,186

Housing — 2.8%
Charter Mac Equity Trust, TN, 6.00%, 5/15/19(5)	$4,000	$4,398,600
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,550	1,463,138
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	410	382,460
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,755	2,575,181
Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	1,215	1,060,076
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(2)	860	464,392
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(2)	2,000	1,079,080
Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(1)	4,265	4,396,447
Virginia Housing Development Authority, (AMT), Variable Rate, 19.965%, 10/1/35(5)(6)(7)	1,300	1,458,795

		$17,278,169

2

	Principal
	Amount
Security	(000’s omitted)	Value
Industrial Development Revenue — 13.2%
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,815	$1,550,573
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	2,535	2,604,814
Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,150	2,154,816
Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	3,900	3,948,711
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	1,180	1,367,620
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	6,510	7,004,825
Denver, CO, City and County, (United Airlines), (AMT), 5.75%, 10/1/32	1,300	1,156,688
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	2,440	2,439,561
Illinois Finance Authority, (Navistar International Corp.), 6.50%, 10/15/40	3,250	3,361,897
Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	7,500	7,498,500
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,440	2,113,992
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	505	468,660
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	10,095	9,584,597
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	3,000	2,938,800
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	6,547,133
New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	6,000	5,568,180
New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	4,560	4,234,462
New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/28	1,000	928,310
New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	5,995	5,570,314
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	8,200	7,294,556
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	4,230	4,331,689

		$82,668,698

Insured-Electric Utilities — 1.3%
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	$7,810	$7,874,198

		$7,874,198

Insured-General Obligations — 0.9%
Clark County, NV, (AMBAC), 2.50%, 11/1/36	$7,970	$5,531,180

		$5,531,180

Insured-Hospital — 1.2%
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(1)	$7,245	$7,251,810

		$7,251,810

Insured-Other Revenue — 2.6%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/26	$10,510	$3,570,142
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/28	10,000	2,918,400
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	12,700	2,733,167
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/46	1,120	941,763
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	5,650	6,442,130

		$16,605,602

Insured-Special Tax Revenue — 2.5%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$14,500	$10,341,255
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	30,000	4,105,800
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	9,325	1,114,244

		$15,561,299

3

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Student Loan — 2.9%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$7,340	$7,821,577
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	11,055	10,078,623

		$17,900,200

Insured-Transportation — 6.9%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	$15,000	$3,280,350
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	4,068,800
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	1,052,470
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	3,335	488,011
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	10,000	9,224,300
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	20,335	3,652,776
San Jose, CA, Airport, (AGM), (AMBAC), (AMT), 5.00%, 3/1/37	1,940	1,884,244
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,150	7,525,590
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/25	19,910	8,826,899
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	10,000	2,981,900

		$42,985,340

Lease Revenue/Certificates of Participation — 3.6%
Greenville County, SC, School District, 5.00%, 12/1/24(1)	$21,000	$22,699,530

		$22,699,530

Nursing Home — 0.8%
Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$2,095	$2,096,886
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	1,010	806,111
Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,445	2,142,309

		$5,045,306

Other Revenue — 13.3%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,150	$1,195,529
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,290	1,344,864
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	700	726,971
California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	8,000	211,200
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	6,355	4,981,557
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	45,000	2,074,050
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	81,635	2,010,670
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(5)	6,000	4,760,940
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	2,765	2,933,167
Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	3,100	2,780,638
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	7,200	7,633,872
Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(5)	14,000	9,586,780
Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	17,500	11,093,425
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	280	275,559
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	1,160	1,063,082
Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	250	219,290
Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	1,605	1,303,629
Pueblo of Santa Ana, NM, 15.00%, 4/1/24(5)	1,650	1,283,700
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	3,135	2,843,351
Seminole Tribe, FL, 5.25%, 10/1/27(5)	9,000	8,269,470
Seminole Tribe, FL, 5.50%, 10/1/24(5)	6,135	5,829,906
Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	4,295	4,538,484
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	8,955	6,237,158

		$83,197,292

Senior Living/Life Care — 7.0%
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	$1,575	$1,443,834
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	6,000	5,190,000
Cliff House Trust, PA, (AMT), 6.625%, 6/1/27(8)	3,000	1,591,050
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	4,150	3,469,981

4

	Principal
	Amount
Security	(000’s omitted)	Value
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$2,710	$2,584,771
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,425	6,248,657
Lee County, FL, Industrial Development Authority, (Shell Point Village), 5.00%, 11/15/29	7,000	5,707,730
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,600	2,312,284
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	1,365	1,359,390
Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	1,085	870,495
Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,560	1,130,126
North Miami, FL, Health Care Facilities, (Imperial Club), 7.625%, (0.00% until 1/1/17), 1/1/41	7,315	1,815,437
North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(2)	3,475	862,426
St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	530	481,410
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,225	1,164,595
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,460	4,877,418
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,408,925

		$43,518,529

Solid Waste — 0.9%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$5,610	$5,610,112

		$5,610,112

Special Tax Revenue — 9.2%
Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$1,260	$1,005,593
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	147	104,386
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	6,250	4,451,063
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	3,290	2,671,677
Illinois, Sales Tax Revenue, 5.00%, 6/15/31(9)	1,210	1,269,786
Illinois, Sales Tax Revenue, 5.00%, 6/15/32(9)	1,165	1,215,118
Illinois, Sales Tax Revenue, 5.00%, 6/15/33(9)	1,240	1,290,381
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(1)	19,980	23,988,588
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, Variable Rate, 5.75%, (0.00% until 11/1/12), 5/1/38	550	328,268
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, Variable Rate, 5.75%, (0.00% until 11/1/14), 5/1/38	1,390	523,655
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, Variable Rate, 5.00%, (0.00% until 11/1/12), 5/1/15	835	696,540
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, Variable Rate, 5.00%, (0.00% until 11/1/14), 5/1/18	1,085	463,577
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(2)	1,005	10
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35	5,000	5,624,550
Poinciana West, FL, Community Development District, 6.00%, 5/1/37	2,230	1,986,573
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, (0.00% until 11/1/13), 5/1/36	3,455	1,629,965
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	3,115	2,304,633
Southern Hills Plantation I, FL, Community Development District, 5.80%, (0.00% until 11/1/12), 5/1/35	1,025	599,840
Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	1,413	1,136,187
Sterling Hill, FL, Community Development District, 5.50%, 5/1/37(2)	3,650	1,058,172
University Square, FL, Community Development District, 5.875%, 5/1/38	1,845	1,742,326
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	3,505	3,763,178

		$57,854,066

Student Loan — 0.8%
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	$4,800	$4,855,536

		$4,855,536

Transportation — 8.3%
Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$250	$220,580
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	565	570,961
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	5,310	5,311,646
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,000	2,208,800

5

	Principal
	Amount
Security	(000’s omitted)	Value
North Texas Tollway Authority, 5.75%, 1/1/38	$7,150	$7,371,721
Oklahoma Turnpike Authority, 5.00%, 1/1/27	3,600	4,042,692
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	560	461,446
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	1,125	914,153
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(1)	4,980	5,052,758
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	5,025	5,414,236
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	9,990	10,826,962
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,650	3,938,240
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	3,653,060
Walker Field, Public Airport Authority, CO, 4.75%, 12/1/27	1,090	1,021,123
Walker Field, Public Airport Authority, CO, 5.00%, 12/1/22	1,040	1,048,632

		$52,057,010

Water and Sewer — 1.1%
Massachusetts Water Resources Authority, 4.00%, 8/1/46	$7,635	$7,116,584

		$7,116,584

Total Tax-Exempt Investments — 113.2% (identified cost $745,507,491)		$707,445,005

Other Assets, Less Liabilities — (13.2)%		$(82,235,201)

Net Assets — 100.0%		$625,209,804

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

At October 31, 2011, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

		New York	13.3%
		Massachusetts	12.5%
		Texas	12.2%
		Others, representing less than 10% individually	75.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2011, 16.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 5.3% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Defaulted bond.

(3)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2011, the aggregate value of these securities is $45,654,208 or 7.3% of the Fund’s net assets.

(6)		Security has been issued as a leveraged residual interest bond. The stated interest rate represents the rate in effect at October 31, 2011.

(7)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(8)		Security is in default and making only partial interest payments.

(9)		When-issued security.

6

A summary of open financial instruments at October 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
12/11	325 U.S. 10-Year Treasury Note	Short	$(41,944,718)	$(41,945,313)	$(595)
12/11	268 U.S. 30-Year Treasury Bond	Short	(36,336,541)	(37,260,375)	(923,834)

					$(924,429)

At October 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $924,429.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$656,864,633

Gross unrealized appreciation	$29,349,007
Gross unrealized depreciation	(65,055,635)

Net unrealized depreciation	$(35,706,628)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$707,445,005	$—	$707,445,005

Total Investments	$—	$707,445,005	$—	$707,445,005

Liability Description

Futures Contracts	$(924,429)	$—	$—	$(924,429)

Total	$(924,429)	$—	$—	$(924,429)

The Fund held no investments or other financial instruments as of January 31, 2011 whose fair value was determined using Level 3 inputs. At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund
October 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Education — 7.4%
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/20	$1,000	$1,120,710
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18(1)	500	588,710
University of Colorado, Enterprise Revenue, 5.00%, 6/1/26(1)	1,695	1,901,180
University of Mississippi, Educational Building Corp., (Student Housing Construction Project), 5.00%, 10/1/28	1,000	1,097,910
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 9/1/20(1)	1,455	1,751,252

		$6,459,762

Electric Utilities — 3.3%
California Department of Water Resource, Power Supply Revenue, 5.00%, 5/1/20	$1,000	$1,180,470
New York Power Authority, 5.00%, 11/15/28	1,000	1,108,610
New York Power Authority, 5.00%, 11/15/29	500	552,100

		$2,841,180

Escrowed/Prerefunded — 7.1%
Dallas, TX, Independent School District, Prerefunded to 2/15/12, 5.00%, 2/15/18	$2,000	$2,027,800
East Bay, CA, Regional Park District, Escrowed to Maturity, 5.00%, 9/1/18	955	1,159,675
Tobacco Settlement Financing Corp., NY, Prerefunded to 6/1/12, 5.50%, 6/1/18	1,640	1,690,299
Wake County, NC, Prerefunded to 3/1/19, 5.00%, 3/1/21	1,095	1,320,570

		$6,198,344

General Obligations — 37.5%
Bloomfield, CT, 4.00%, 10/15/20	$240	$269,134
Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,000	2,147,200
Connecticut, 5.00%, 12/1/20	50	57,936
Eagle Mountain & Saginaw, TX, Independent School District, 0.00%, 8/15/18	100	85,390
Florida Board of Education, 5.00%, 6/1/25	1,000	1,140,700
Grand Prairie, TX, Independent School District, 4.00%, 2/15/22(1)	2,180	2,405,499
Groton, CT, 4.00%, 7/15/19	100	114,107
Houston, TX, Community College System, 5.25%, 2/15/25	1,000	1,168,020
Houston, TX, Community College System, 5.25%, 2/15/27	1,000	1,144,100
Howard County, MD, 4.00%, 2/15/22	1,000	1,103,210
Howard County, MD, 5.00%, 8/15/19(1)	2,000	2,441,680
Lake County, IL, Community Consolidated School District No. 50, 5.25%, 1/1/23	1,000	1,097,900
Lake County, IL, Community Consolidated School District No. 50, 5.50%, 1/1/24	500	552,005
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	1,600	1,688,976
Lynchburg, VA, 3.00%, 12/1/16	750	811,672
Maricopa County, AZ, Community College District, 4.00%, 7/1/21	2,000	2,228,860
Maricopa County, AZ, Community College District, 4.75%, 7/1/24	1,700	1,846,965
Maryland, 5.00%, 8/1/20	50	58,523
Mecklenburg County, NC, 5.00%, 3/1/19	50	60,684
Mecklenburg County, NC, 5.25%, 12/1/22	500	631,380
Minnesota, 5.00%, 12/1/20	50	60,575
Minnesota, 5.00%, 11/1/25	500	586,485
Mississippi, (Capital Improvements Projects), 5.00%, 10/1/29	1,000	1,108,380
Mississippi, (Capital Improvements Projects), 5.00%, 10/1/31	1,000	1,092,730
Nevada, (Capital Improvement), 5.00%, 8/1/25(1)	1,000	1,099,090
New Braunfels, TX, Independent School District, 5.00%, 2/1/26	120	133,584
New York, 5.00%, 2/15/20	1,385	1,645,463
North Carolina, 5.00%, 6/1/18	1,000	1,209,830
Richardson, TX, 5.00%, 2/15/20	50	59,925
Tennessee, 5.00%, 10/1/25	1,000	1,180,780
United Independent School District, TX, 5.00%, 8/15/21	1,000	1,211,890

1

	Principal
	Amount
Security	(000’s omitted)	Value
University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	$20	$23,453
Wake County, NC, 5.00%, 1/1/27	1,825	2,057,268

		$32,523,394

Hospital — 5.5%
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Bayview Medical Center), 5.00%, 5/15/18(1)	$1,000	$1,149,740
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Bayview Medical Center), 5.00%, 5/15/25(1)	1,000	1,090,650
Missouri Health and Educational Facilities Authority, (SSM Health Care Corp.), 5.00%, 6/1/22	2,300	2,527,516

		$4,767,906

Industrial Development Revenue — 1.2%
Pigeon Forge, TN, Industrial Development Board, 5.00%, 6/1/26	$950	$1,038,027

		$1,038,027

Insured-Escrowed/Prerefunded — 11.3%
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,477,420
Dearborn, MI, School District, (AGM), Prerefunded to 5/1/12, 5.00%, 5/1/22	2,000	2,047,460
New Haven, CT, (NPFG), Prerefunded to 11/1/12, 5.00%, 11/1/18	1,385	1,463,627
Pennsylvania, (NPFG), Prerefunded to 1/1/13, 5.00%, 1/1/20	3,595	3,789,669

		$9,778,176

Insured-General Obligations — 1.5%
Cincinnati, OH, City School District, (AGM), Prerefunded to 12/1/12, 5.00%, 6/1/14	$1,200	$1,260,612

		$1,260,612

Insured-Transportation — 1.9%
New York Thruway Authority, (AMBAC), 5.00%, 3/15/21	$500	$548,135
New York Thruway Authority, (AMBAC), 5.25%, 4/1/12	1,120	1,143,710

		$1,691,845

Insured-Water and Sewer — 2.9%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$2,000	$2,475,040

		$2,475,040

Lease Revenue/Certificates of Participation — 1.9%
Palm Beach County, FL, School Board, 5.00%, 8/1/22	$1,500	$1,636,875

		$1,636,875

Special Tax Revenue — 5.1%
Illinois, Sales Tax Revenue, 5.00%, 6/15/29(1)	$1,000	$1,058,280
New York, NY, Transitional Finance Authority, 5.00%, 2/1/25	2,000	2,268,180
New York, NY, Transitional Finance Authority, 5.00%, 2/1/28	1,000	1,105,530

		$4,431,990

Transportation — 3.8%
North Carolina, Grant Anticipation Revenue, 5.25%, 3/1/20	$1,350	$1,605,758
Triborough Bridge and Tunnel Authority, NY, 5.00%, 1/1/27	1,500	1,680,795

		$3,286,553

Utilities — 0.1%
Foley, AL, Utilities Board, 4.00%, 11/1/16	$75	$84,096

		$84,096

Water and Sewer — 4.4%
Henrico County, VA, Water and Sewer System Revenue, 5.00%, 5/1/19	$1,050	$1,271,550
Loudoun County Sanitation Authority, VA, Water and Sewer System Revenue, 4.00%, 1/1/19	2,130	2,432,162
Louisville and Jefferson County, KY, Waterworks and Water System Revenue, 4.00%, 11/15/21	75	83,527

2

	Principal
	Amount
Security	(000’s omitted)	Value
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	$50	$55,604

		$3,842,843

Total Tax-Exempt Investments — 94.9% (identified cost $80,838,670)		$82,316,643

Other Assets, Less Liabilities — 5.1%		$4,465,525

Net Assets — 100.0%		$86,782,168

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

At October 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	14.9%
		Others, representing less than 10% individually	80.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2011, 18.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 7.0% of total investments.

(1)		When-issued security.

The Fund did not have any open financial instruments at October 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,838,652

Gross unrealized appreciation	$1,529,754
Gross unrealized depreciation	(51,763)

Net unrealized appreciation	$1,477,991

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$82,316,643	$—	$82,316,643

Total Investments	$—	$82,316,643	$—	$82,316,643

3

The Fund held no investments or other financial instruments as of January 31, 2011 whose fair value was determined using Level 3 inputs. At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund
October 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Education — 15.3%
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 10/15/30	$100	$112,649
University of Mississippi, Educational Building Corp., (Student Housing Construction Project), 5.00%, 10/1/28	300	329,373
University of California, 5.125%, 5/15/29	80	88,252
University of Colorado, (University Enterprise Revenue), 5.00%, 6/1/28(1)	450	498,550
University of North Carolina System, 5.00%, 10/1/34	150	159,200
University of Virginia, 5.00%, 9/1/27	300	347,844
Virginia College Building Authority, Public Higher Education Financing, 5.00%, 9/1/27(1)	625	709,919
Washington State University, 5.00%, 4/1/32	65	68,941

		$2,314,728

Electric Utilities — 1.1%
New York Power Authority, 5.00%, 11/15/30	$150	$164,838

		$164,838

General Obligations — 44.0%
Beaumont, TX, Independent School District, 5.00%, 2/15/28	$100	$112,199
Borough of Matanuska-Susitna, AK, 5.00%, 4/1/28	100	110,548
Phoenix, AZ, 4.50%, 7/1/24	200	209,580
Commonwealth of Pennsylvania, 5.00%, 11/15/29	400	448,796
Dallas, TX, Independent School District, 6.25%, 2/15/24	85	101,895
DeKalb, Kane & LaSalle Counties, IL, Kishwaukee Community College District No. 523, 0.00%, 2/1/27	200	79,272
Florida Board of Education, 5.00%, 6/1/25	625	712,937
Forney, TX, Independent School District, 0.00%, 8/15/26	100	52,481
Houston Community College System, TX, 5.25%, 2/15/29	150	168,818
Howard County, MD, 5.00%, 8/15/27(1)	625	724,862
Lake County, IL, Community Consolidated School District, 5.75%, 1/1/31	100	108,166
Las Vegas Valley Water District, NV, 5.00%, 6/1/22	75	82,385
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	400	422,244
Loudoun County, VA, 5.00%, 12/1/22	50	59,974
Mecklenburg County, NC, 5.25%, 12/1/22	550	694,518
Minnesota, 5.00%, 10/1/30	50	56,403
Mississippi, (Capital Improvement Projects), 5.00%, 10/1/31	200	218,546
Nevada, (Capital Improvement), 5.00%, 8/1/25(1)	450	494,590
New York, 5.00%, 2/15/28	100	111,007
North Carolina, 5.00%, 5/1/21	50	60,434
Norwalk, CT, 4.00%, 7/1/21	50	56,225
Temple, TX, Independent School District, 4.00%, 2/1/22	100	109,018
Tennessee, 5.00%, 10/1/25	200	236,156
Tennessee, 5.00%, 10/1/31	900	1,011,060
Wake County, NC, 5.00%, 1/1/27	200	225,454

		$6,667,568

Hospital — 2.3%
Charlotte-Mecklenburg NC, Hospital Authority, 5.125%, 1/15/37	$125	$128,125
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 5.00%, 5/15/25(1)	200	218,130

		$346,255

1

	Principal
	Amount
Security	(000’s omitted)	Value
Industrial Development Revenue — 0.9%
Pigeon Forge, TN, Industrial Development Board, 5.00%, 6/1/29	$125	$133,480

		$133,480

Lease Revenue/Certificates of Participation — 0.7%
Palm Beach County, FL, School Board, 5.00%, 8/1/22	$100	$109,125

		$109,125

Special Tax Revenue — 15.2%
Harris County, TX, Flood Control District, 5.00%, 10/1/27	$1,230	$1,380,749
Illinois, Sales Tax Revenue, 5.00%, 6/15/29(1)	450	476,226
New York, NY, Transitional Finance Authority, 5.00%, 2/1/28	400	442,212

		$2,299,187

Transportation — 3.1%
Chicago Transit Authority, IL, 5.25%, 12/1/31(1)	$450	$469,858

		$469,858

Utilities — 0.7%
Colorado Springs, CO, 5.25%, 11/15/33	$100	$111,611

		$111,611

Water and Sewer — 12.4%
Cape Fear, NC, Public Utility Authority, Water and Sewer System, 5.00%, 8/1/28	$300	$333,609
Charleston, SC, Water and Sewer Revenue, 5.00%, 1/1/29	100	112,800
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/36	50	53,732
Massachusetts Water Resources Authority, Escrowed to Maturity, 6.25%, 12/1/12	1,000	1,063,660
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.50%, 6/15/22	25	29,886
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.625%, 6/15/24	50	59,719
Seattle, WA, Water System, 5.25%, 2/1/33	200	215,698

		$1,869,104

Total Tax-Exempt Investments — 95.7% (identified cost $14,338,150)		$14,485,754

Other Assets, Less Liabilities — 4.3%		$652,799

Net Assets — 100.0%		$15,138,553

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

	Texas	12.7%
	North Carolina	10.6%
	Others, representing less than 10% individually	72.4%

(1)	When-issued security.

The Fund did not have any open financial instruments at October 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$14,337,746

Gross unrealized appreciation	$162,032
Gross unrealized depreciation	(14,024)

Net unrealized appreciation	$148,008

2

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$14,485,754	$—	$14,485,754

Total Investments	$—	$14,485,754	$—	$14,485,754

The Fund held no investments or other financial instruments as of January 31, 2011 whose fair value was determined using Level 3 inputs. At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund
October 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 83.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Education — 7.6%
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), Series F, 5.00%, 7/1/18	$85	$95,090
Florida Board of Education, 4.00%, 7/1/14	15,530	16,759,200
Florida Board of Education, 5.00%, 7/1/18	19,425	22,694,616
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 1/1/21	2,000	2,452,280
North Penn, PA, School District, 5.00%, 3/1/21	3,010	3,477,844
University of Arkansas, 4.00%, 12/1/14	810	878,777
University of Arkansas, 4.00%, 12/1/15	670	736,826
University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/14	3,120	3,300,523
University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/15	2,335	2,502,466
University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/14	400	432,732
University of Maryland, Auxiliary Facility & Tuition Revenue, 5.00%, 4/1/17	2,120	2,506,179
University of Texas, 5.00%, 8/15/17	5,000	5,935,000
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	1,850	2,171,697
Virginia Public School Authority, 4.00%, 7/15/13	245	259,984
Wisconsin School Districts Cash Flow Administration Program, 1.00%, 10/15/12	5,175	5,203,670

		$69,406,884

Electric Utilities — 2.3%
California Department of Water Resources, Power Supply Revenue, 4.00%, 5/1/16	$250	$276,857
California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/14	735	812,903
California Department of Water Resources, Power Supply Revenue, Series L, 5.00%, 5/1/15	3,145	3,565,235
California Department of Water Resources, Power Supply Revenue, Series M, 5.00%, 5/1/15	1,800	2,040,516
Salt River, AZ, Agricultural Improvements and Power District, 2.00%, 12/1/12	14,250	14,512,770

		$21,208,281

Escrowed/Prerefunded — 4.3%
Badger Tobacco Asset Securitization Corp., WI, Prerefunded to 6/1/12, 6.375%, 6/1/32	$350	$362,299
El Paso County, CO, SFMR, Escrowed to Maturity, 0.00%, 9/1/15	4,000	3,810,800
Harris County, TX, Prerefunded to 10/1/16, 5.00%, 10/1/31	10,000	11,686,400
Massachusetts Bay Transportation Authority, Escrowed to Maturity, 4.00%, 7/1/15	870	968,884
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prerefunded to 7/1/13, 5.75%, 7/1/33	1,000	1,097,560
Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.45%, 2/1/13	45	46,263
Massachusetts Water Resources Authority, Escrowed to Maturity, 6.25%, 12/1/12	1,000	1,063,660
Mecklenburg County, NC, Prerefunded to 2/1/17, 5.00%, 2/1/18	7,105	8,401,094
New Jersey Turnpike Authority, Escrowed to Maturity, 6.50%, 1/1/16	3,615	4,009,071
Salt River, AZ, Agricultural Improvements and Power District, Prerefunded to 1/1/12, 5.25%, 1/1/14	1,000	1,018,120
South Carolina, Series A, Prerefunded to 1/1/12, 5.25%, 1/1/13	2,200	2,240,590
Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/12, 6.00%, 6/1/37	5,000	5,167,900

		$39,872,641

General Obligations — 42.4%
Albuquerque, NM, Municipal School District No. 12, 5.00%, 8/1/13	$340	$367,027
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 1/1/15	720	752,242
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 7/1/15	695	728,617
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 1/1/16	1,020	1,067,440
Atlantic County, NJ, 2.50%, 10/1/14	730	763,011
Beaufort County, SC, School District, 5.00%, 3/1/15	3,945	4,456,706
Beaumont, TX, Independent School District (PSF Guaranteed), 2.00%, 2/15/14	420	432,907
Beaumont, TX, Independent School District (PSF Guaranteed), 3.00%, 2/15/15	740	789,869
Bergen County, NJ, 3.25%, 11/1/16	2,395	2,608,371

	Principal
	Amount
Security	(000’s omitted)	Value
Bexar County, TX, 5.00%, 6/15/17	$1,050	$1,239,840
Brown County, WI, 4.00%, 11/1/21	620	688,206
Cary, NC, 5.00%, 6/1/18	195	235,917
Clark County, NV, 5.00%, 11/1/16	3,320	3,819,826
Clark County, NV, 5.00%, 11/1/17	2,500	2,906,100
Columbia County, GA, School District, 5.00%, 4/1/16	1,000	1,160,170
Columbus, OH, 2.00%, 6/1/12	1,500	1,515,510
Comal County, TX, 4.00%, 2/1/18	2,200	2,454,650
Concord, MA, 2.00%, 5/15/14	820	847,888
Dallas, TX, Independent School District, 5.50%, 2/15/18	2,215	2,702,101
Deer Park, TX, Independent School District, 3.00%, 2/15/15	125	133,689
DeKalb Kane & Lasalle Counties, IL, Kishwaukee Community College District No. 523, (Kishwaukee Community College), 0.00%, 2/1/16	500	442,600
Delaware, 5.00%, 3/1/18	5,855	7,059,900
Douglas County, CO, School District No. RE-1, 5.25%, 12/15/20	2,860	3,490,087
Douglas County, NE, School District No. 1, 4.00%, 12/15/20	1,400	1,576,596
Duluth, MN, 4.00%, 2/1/13	370	386,595
Fairfax County, VA, 2.00%, 4/1/12	3,100	3,123,498
Fitchburg, MA, 4.00%, 12/1/16	570	633,606
Fort Worth, TX, Independent School District, 5.00%, 2/15/19	2,535	3,034,294
Frisco, TX, 4.00%, 2/15/19	155	173,425
Georgia, 4.00%, 1/1/17	985	1,115,089
Georgia, 5.00%, 5/1/15	315	360,010
Georgia, 5.00%, 12/1/16	8,690	10,289,134
Georgia, 5.00%, 12/1/18	10,245	12,476,054
Gloucester County, NJ, 2.00%, 9/15/17	280	284,908
Guilford County, NC, Series A, 5.00%, 8/1/19	1,265	1,543,566
Guilford County, NC, Series C, 5.00%, 4/1/18	1,160	1,399,830
Guilford County, NC, Series D, 5.00%, 8/1/19	10,190	12,433,940
Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	4,350	5,203,905
Hennepin County, MN, 2.50%, 12/1/11	4,900	4,909,702
Howard County, MD, 4.00%, 2/15/21	865	977,744
Irving, TX, Independent School District, 4.00%, 2/15/17	420	472,823
Lewisville, TX, Independent School District, 0.00%, 8/15/13	1,615	1,596,702
Lewisville, TX, Independent School District, 5.00%, 8/15/18	1,365	1,626,862
Lone Star College System, TX, 5.00%, 8/15/17	2,300	2,730,100
Loudoun County, VA, 4.00%, 7/1/21	515	574,668
Maine, 5.00%, 6/1/17	5,000	5,920,350
Mansfield, TX, Independent School District, 5.00%, 2/15/21	5,215	6,187,128
Maricopa County, AZ, Community College District, 2.00%, 7/1/14	2,845	2,937,548
Maryland, 5.00%, 3/1/13	60	63,724
Maryland, 5.00%, 11/1/17	13,915	16,726,943
Maryland, 5.00%, 8/1/18	17,110	20,751,863
Maryland, 5.00%, 3/1/19	5,465	6,632,816
Maryland, 5.00%, 11/1/19	7,825	9,577,096
Maryland, 5.00%, 3/1/20	3,250	3,898,375
Maryland, 5.00%, 8/1/20	4,100	4,798,845
Massachusetts, 4.00%, 1/1/15	500	546,880
Massachusetts, 5.00%, 8/1/17	2,500	2,958,475
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	9,317,114
Middlesex County, NJ, 2.00%, 6/1/14	3,510	3,629,796
Middlesex County, NJ, 2.50%, 6/1/15	3,295	3,475,467
Minnesota, 4.00%, 8/1/15	1,000	1,112,600
Minnesota, 4.00%, 8/1/16	1,750	1,971,323
Minnesota, 4.00%, 8/1/19	3,000	3,431,700
Minnesota, 5.00%, 8/1/17	2,375	2,832,971
Minnesota, 5.00%, 11/1/17	8,635	10,347,061
Minnesota, 5.00%, 12/1/17	1,710	2,052,085
Minnesota, 5.00%, 6/1/18	1,000	1,205,670
Minnesota, 5.00%, 8/1/18	90	108,773

	Principal
	Amount
Security	(000’s omitted)	Value
Minnesota, 5.00%, 12/1/18	$7,500	$9,105,375
Monmouth County, NJ, 4.00%, 12/1/16	1,095	1,241,007
Monmouth County, NJ, 4.25%, 9/15/12	145	150,039
Montclair, NJ, 2.00%, 3/1/14	1,205	1,228,003
Montclair, NJ, 3.00%, 3/1/15	1,285	1,349,957
Montclair, NJ, 3.00%, 3/1/16	1,365	1,431,516
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/14	800	833,632
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/15	835	877,209
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/16	870	912,395
Morris County, NJ, 5.00%, 2/15/17	1,650	1,950,366
Morris County, NJ, 5.00%, 2/15/19	1,720	2,075,816
New Hanover County, NC, 5.00%, 12/1/18	430	523,959
North Carolina, 5.00%, 4/1/16	1,000	1,166,500
North Carolina, 5.00%, 6/1/17	12,110	14,442,749
North Carolina, 5.00%, 5/1/18	4,250	5,135,487
North Carolina, 5.00%, 5/1/21	3,860	4,665,466
Northside, TX, Independent School District, 3.00%, 8/1/15	265	283,879
Ocean County, NJ, 3.00%, 9/1/14	775	812,301
Ocean County, NJ, 3.00%, 8/1/16	1,255	1,349,414
Ocean County, NJ, 4.00%, 9/1/15	1,250	1,367,050
Ohio, 4.00%, 9/1/15	935	1,037,654
Oklahoma County, OK, Independent School District No. 12 Edmond, 0.50%, 3/1/13	1,975	1,972,748
Oklahoma County, OK, Independent School District No. 12 Edmond, 2.00%, 3/1/15	2,500	2,575,600
Oklahoma County, OK, Independent School District No. 89 Oklahoma City, 2.00%, 7/1/15	3,670	3,783,660
Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	600	661,248
Oyster Bay, NY, 2.00%, 3/1/15	3,070	3,161,087
Oyster Bay, NY, 3.00%, 8/15/17	4,390	4,698,046
Pennsylvania, 5.00%, 7/1/15	6,380	7,307,652
Pennsylvania, 5.00%, 2/15/17	3,000	3,525,870
Pennsylvania, 5.00%, 7/1/18	9,485	11,340,740
Pennsylvania, 5.00%, 2/15/19	2,000	2,392,420
Pima County, AZ, 4.00%, 7/1/18	2,400	2,662,536
Prince George’s County, MD, 5.00%, 9/15/20	1,000	1,221,830
Roseville, MN, Independent School District No. 623, 2.00%, 2/1/13	1,325	1,349,128
San Antonio, TX, 4.00%, 8/1/15	800	887,576
Shelby County, TN, 4.75%, 3/1/18	4,205	4,940,412
South Carolina, 5.00%, 3/1/17	3,000	3,564,810
South Washington County, MN, Independent School District No. 833, 5.00%, 2/1/20	2,100	2,485,035
Spring Branch, TX, Independent School District, 5.00%, 2/1/18	1,875	2,230,556
St Mary’s County, MD, 3.00%, 7/15/13	935	976,935
St Mary’s County, MD, 3.00%, 7/15/15	920	989,202
Suffolk, VA, 4.00%, 8/1/18	1,000	1,132,420
Sumner County, TN, 2.00%, 6/1/15	1,000	1,035,750
Sumner County, TN, 3.00%, 6/1/16	1,000	1,076,320
Sumner County, TN, 5.00%, 6/1/16	3,000	3,493,770
Tomball, TX, Independent School District, 4.00%, 2/15/20	150	160,463
Tomball, TX, Independent School District, 5.00%, 2/15/13	300	317,814
Tyler, TX, Independent School District, 4.00%, 2/15/14	130	139,862
United Independent School District, TX, 5.00%, 8/15/15	1,755	2,015,898
United Independent School District, TX, 5.00%, 8/15/20	1,760	2,120,589
United Independent School District, TX, 5.00%, 8/15/21	1,230	1,490,625
Utah, 5.00%, 7/1/19	8,495	10,355,235
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,871,300
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,220,400
Wake County, NC, 4.00%, 2/1/17	2,500	2,834,775
Wake County, NC, 5.00%, 3/1/12	2,615	2,657,049
Wake County, NC, 5.00%, 3/1/14	1,880	2,073,302
Washington, 5.00%, 1/1/16	5,585	6,446,151

	Principal
	Amount
Security	(000’s omitted)	Value
Washington, 5.00%, 1/1/17	$2,000	$2,344,000
Washington, 5.00%, 7/1/17	2,770	3,276,550

		$388,799,466

Hospital — 2.0%
Grand Traverse, MI, Hospital, 5.00%, 7/1/16	$1,210	$1,319,287
Grand Traverse, MI, Hospital, 5.00%, 7/1/17	2,355	2,576,182
Grand Traverse, MI, Hospital, 5.00%, 7/1/20	2,445	2,628,938
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,869,551
Yavapai County, AZ, Industrial Development Authority Hospital Facility, 5.00%, 10/1/16	2,000	2,244,200
Yavapai County, AZ, Industrial Development Authority Hospital Facility, 5.00%, 10/1/17	1,440	1,617,451
Yavapai County, AZ, Industrial Development Authority Hospital Facility, 5.00%, 10/1/18	2,185	2,456,508
Yavapai County, AZ, Industrial Development Authority Hospital Facility, 5.00%, 10/1/19	3,630	4,053,258

		$18,765,375

Industrial Development Revenue — 0.2%
Tulsa County, OK, Industrial Authority Capital Improvements, 4.00%, 5/15/15	$2,000	$2,186,600

		$2,186,600

Insured-Electric Utilities — 0.2%
San Antonio, TX, Electric and Gas Systems, (AGM), 5.25%, 2/1/12	$1,500	$1,518,945

		$1,518,945

Insured-Escrowed/Prerefunded — 4.7%
California State Department of Water Resources, (AMBAC), Prerefunded to 5/1/12, 5.375%, 5/1/18	$1,260	$1,305,196
California State Department of Water Resources, (AMBAC), Prerefunded to 5/1/12, 5.50%, 5/1/15	2,000	2,072,980
Clark County, NV, School District, (AGM), Prerefunded to 12/15/11, 5.50%, 6/15/14	5,000	5,032,500
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	2,000	2,477,420
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/26	950	1,114,055
Los Angeles, CA, Unified School District, (AGM), Prerefunded to 7/1/13, 5.00%, 7/1/23	1,800	1,935,828
Massachusetts, (AGM), Prerefunded to 1/1/13, 5.375%, 1/1/18	7,600	8,027,196
Massachusetts, (AGM), Prerefunded to 12/1/14, 5.00%, 11/1/24	375	421,796
Massachusetts, Special Obligation, (FGIC), Prerefunded to 6/1/12, 5.375%, 6/1/19	1,130	1,163,132
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), Prerefunded to 6/15/15, 5.00%, 6/15/18	2,175	2,495,530
New Jersey Transportation Trust Fund Authority, (Transportation System), (NPFG), Prerefunded to 6/15/15, 5.25%, 6/15/21	13,655	15,740,665
Ohio Building Authority, (AGM), Prerefunded to 4/1/12, 5.00%, 4/1/22	1,000	1,020,000
Pennsylvania, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/14	35	37,687
Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/22	290	312,263

		$43,156,248

Insured-General Obligations — 3.2%
Bexar County, TX, (AGM), 4.00%, 6/15/13	$60	$63,448
Clark County, NV, (NPFG), 5.00%, 3/1/17	5,480	6,027,342
Forsyth County, GA, School District, (AGM), 5.00%, 2/1/15	5,000	5,648,350
Governor Mifflin, PA, School District, (AGM), 5.00%, 3/15/17	310	360,012
Pennsylvania, (NPFG), 5.375%, 7/1/19	14,000	17,186,260

		$29,285,412

Insured-Other Revenue — 0.0%(1)
Golden State Tobacco Securitization Corp., CA, (Tobacco Settlement Revenue), (AGM), Prerefunded to 6/1/13, 5.00%, 6/1/43	$5	$5,349

		$5,349

Insured-Special Tax Revenue — 0.2%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.25%, 1/1/29	$2,000	$2,191,900

		$2,191,900

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Transportation — 3.9%
Central Puget Sound, WA, Regional Transportation Authority, (FGIC), (NPFG), 5.25%, 2/1/15	$1,865	$2,122,314
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, (AGM), 5.00%, 1/1/28	10,000	11,726,900
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, (AGM), 5.00%, 1/1/31	5,515	6,467,385
Montana Department of Transportation, (NPFG), 5.00%, 6/1/15	1,880	2,133,368
New York Thruway Authority, (AMBAC), 5.00%, 3/15/21	2,760	3,025,705
New York Thruway Authority, (AMBAC), 5.25%, 4/1/12	10,000	10,211,700

		$35,687,372

Insured-Water and Sewer — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, (AMBAC), 5.00%, 7/1/16	$2,000	$2,267,560

		$2,267,560

Lease Revenue/Certificates of Participation — 1.0%
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/18	$2,395	$2,803,707
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/19	2,420	2,843,379
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/20	660	773,771
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/21	2,230	2,618,109

		$9,038,966

Other Revenue — 0.7%
Illinois Educational Facilities Authority, (University of Chicago), 1.875% to 2/12/15 (Mandatory Put Date), 7/1/36	$3,625	$3,648,599
Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/15, 5.625%, 6/1/37	1,100	1,277,144
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/14	550	612,491
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/15	1,085	1,242,726

		$6,780,960

Special Tax Revenue — 5.1%
Jacksonville, FL, 5.00%, 10/1/18	$7,825	$9,111,665
Jacksonville, FL, 5.00%, 10/1/20	5,260	6,108,859
New Mexico, Severance Tax, 5.00%, 7/1/15	1,425	1,630,528
New York, NY, Transitional Finance Authority, 1.50%, 11/1/12	14,940	15,113,603
New York, NY, Transitional Finance Authority, 4.00%, 8/1/14	2,965	3,216,432
New York, NY, Transitional Finance Authority, 5.00%, 11/1/18	5,000	5,930,400
New York, NY, Transitional Finance Authority, Prerefunded to 8/1/13, 5.00%, 8/1/21	3,830	4,138,659
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.00%, 7/1/17	145	167,476
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,358,652

		$46,776,274

Transportation — 3.4%
Kansas Department of Transportation, 4.00%, 9/1/15	$1,000	$1,113,780
Kansas Department of Transportation, 5.00%, 9/1/15	1,500	1,726,965
Maryland Department of Transportation, 4.00%, 5/15/16	1,305	1,466,428
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/31	12,590	15,162,641
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/34	750	903,255
Mesa, AZ, Highway Revenue, 5.00%, 7/1/20	1,700	1,867,382
Mesa, AZ, Highway Revenue, 5.00%, 7/1/21	1,600	1,750,784
New Jersey Environmental Infrastructure Trust, 5.00%, 9/1/20	5,750	6,895,630
Ohio, Major New State Infrastructure Project, 5.50%, 6/15/14	405	452,494

		$31,339,359

Water and Sewer — 1.7%
Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	$350	$394,783
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/20	3,675	4,534,619
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/21	2,500	3,116,750
Ohio Water Development Authority, 5.00%, 12/1/19	1,020	1,231,007

	Principal
	Amount
Security	(000’s omitted)	Value
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.25%, 12/1/18	$5,000	$6,094,000
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	275	325,878

		$15,697,037

Total Tax-Exempt Municipal Securities — 83.2% (identified cost $745,048,770)		$763,984,629

Taxable Municipal Securities — 0.0%(1)

Education — 0.0%(1)
Virginia Public School Authority, 4.167%, 8/1/18	$225	$252,839

Total Taxable Municipal Securities — 0.0%(1)
(identified cost 225,000)		$252,839

Short-Term Investments — 13.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Short-Term Investments-Tax-Exempt — 4.8%
Metropolitan Government of Nashville and Davidson County, TN, 2.00%, 7/1/12	$2,885	$2,918,899
Sharon, MA, 2.00%, 6/15/12	644	651,077
Texas, 2.50%, 8/30/12	40,000	40,756,000

		$44,325,976

U.S. Government Agency Bonds — 5.5%
Federal Home Loan Discount Note, 0.03%, 12/7/11	$10,000	$9,999,700
Federal Home Loan Discount Note, 0.05%, 12/6/11	50,000	49,997,570

		$59,997,270

U.S. Treasury Obligations — 3.3%
U.S. Treasury Bill, 0.015%, 1/12/12	$20,000	$19,999,200

		$19,999,200

Total Short-Term Investments — 13.6% (identified cost $124,301,242)		$124,322,446

Total Investments — 96.8% (identified cost $869,575,012)		$888,559,914

Other Assets, Less Liabilities — 3.2%		$29,433,561

Net Assets — 100.0%		$917,993,475

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

At October 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		Texas	10.1%
		Others, representing less than 10% individually	77.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2011, 12.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 4.9% of total investments.

(1)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at October 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$869,570,173

Gross unrealized appreciation	$19,285,794
Gross unrealized depreciation	(296,053)

Net unrealized appreciation	$18,989,741

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$763,984,629	$—	$763,984,629
Taxable Municipal Securities	—	252,839	—	252,839
Short-Term Investments —
Tax-Exempt	—	44,325,976	—	44,325,976
U.S. Government Agency Bonds	—	59,997,270	—	59,997,270
U.S. Treasury Obligations	—	19,999,200	—	19,999,200

Total	$—	$888,559,914	$—	$888,559,914

The Fund held no investments or other financial instruments as of January 31, 2011 whose fair value was determined using Level 3 inputs. At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: December 27, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: December 27, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: December 27, 2011